Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014	Jun. 30, 2013	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 29, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member]	Nov. 06, 2013 Employee Severance [Member] Predecessor [Member]	Dec. 30, 2012 Employee Severance [Member] Predecessor [Member]	Dec. 29, 2013 Employee Severance [Member] Successor [Member]	Jun. 29, 2014 Employee Severance [Member] Successor [Member]	Nov. 06, 2013 Facility Closing [Member] Predecessor [Member]	Dec. 30, 2012 Facility Closing [Member] Predecessor [Member]	Jun. 29, 2014 Facility Closing [Member] Successor [Member]	Nov. 06, 2013 Facility Closing [Member] Successor [Member]
Restructuring reserve [RollForward]
Balance at beginning of period					$ 848	$ 1,326		$ 1,737	$ 1,737	$ 684	$ 900	$ 1,742	$ 1,742	$ 164	$ 426	$ (5)	$ (5)
Restructuring provision included in Integration and Reorganization					1,577	4,410		1,758		1,539	3,610	1,758		38	800
Cash payments	(812)	(371)	(1,616)	(1,021)	(1,945)	(4,888)		(501)	(1,616)	(1,738)	(3,826)	(501)	(1,621)	(207)	(1,062)	5
Balance at end of period					480	848	1,326	1,737	958	485	684	1,742	958	(5)	164		(5)
Balance at end of period					480	848	1,326	1,737	958	485	684	1,742	958	(5)	164		(5)
Restructuring provision included in Integration and Reorganization	412	741	837	958	1,577	4,393	5,884	1,758	1,465	1,539		1,758	1,465	38
Reversals of prior accruals included in Integration and Reorganization									(628)				(628)
Balance at end of period					480	848	1,326	1,737	958	485	684	1,742	958	(5)	164		(5)
Restructuring Costs and Cash Paid [Abstract]
Severance and related costs					1,539	3,610		1,758
Other costs		15		38	38	800
Cash payments	(812)	(371)	(1,616)	(1,021)	(1,945)	(4,888)		(501)	(1,616)	(1,738)	(3,826)	(501)	(1,621)	(207)	(1,062)	5
Severance and related costs	1,040	726	1,465	920
Reversals of prior accruals	$ (628)		$ (628)